TYPE                13F-HR
PERIOD              03/31/02
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: March 31,2002

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       May 06, 2002
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        28

Form 13F Information Table Value Total:    $  246,803
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLA  CUSIP    (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
AMC ENTERTAINMENT             COM         001669100        1,496   109,700  SH        OTHER   01                109,700
AMERICA ONLINE INC.           COM         00184A105       13,126   555,000  SH        OTHER   01                555,000            -
AT&T WIRELESS SERVICES INC    COM         00209A106       15,106 1,687,800  SH        OTHER   01              1,687,800            -
Benchmark Electronics Inc     PUT         08160H951          980    35,000  SH   PUT  OTHER   01                 35,000
Brookstone Inc.               COM          114537103       5,400   337,500  SH        OTHER   01                337,500
BOWNE AND CO INC              COM          103043105       5,604   398,300  SH        OTHER   01                398,300
CENDANT                       COM          151313103       6,662   347,000  SH        OTHER   01                347,000
Centillium Communications Inc.COM          152319109       2,244   185,483  SH        OTHER   01                185,483
Handleman Co Del              COM          410252100       2,395   233,200  SH        OTHER   01                233,200
HARMONIC INC                  COM          413160102         990    85,366  SH        OTHER   01                 85,366
INTERWOVEN INC                COM         46114T102       14,634 2,926,854  SH        OTHER   01              2,926,854
JP MORGAN CHASE & Co.         PUT         46625H950        3,565   100,000  SH   PUT  OTHER   01                100,000
MBNA Corp                     PUT         55262L950        7,714   200,000  SH   PUT  OTHER   01                200,000
Magna Entertainment Corp      CL A         559211107       3,948   487,400  SH        OTHER   01                487,400
Marvel Enterprises            COM         57383M108        2,214   268,390  SH        OTHER   01                122,590  145,800
NET2PHONE                     COM         64108N106       11,259 2,216,321  SH        OTHER   01              2,216,321
OPTA Food Ingredients Inc.    COM         68381N105        1,030   880,000  SH        OTHER   01                880,000
NASDAQ 100 TR                 UNIT SER 1   631100104      52,658 1,460,300  SH        OTHER   01              1,460,300
RACING CHAMP CORP             COM          750069106         797    41,400  SH        OTHER   01                 41,400
RUBIO'S RESTURANT INC.        COM         78116B102        5,227   856,924  SH        OTHER   01                856,924
RIVERDEEP GROUP PLC           ADR         76870Q109          793    35,500  SH        OTHER   01                      0 35,500
SANMINA CORP                  COM          800907107      34,541 2,939,700  SH        OTHER   01              2,939,700
SAFEWAY                       COM          786514208       4,502   100,000  SH        OTHER   01                100,000
SAFEWAY                       PUT          786514958       9,010   200,000  SH   PUT  OTHER   01                200,000
SYNGENTA AG  ADR'S            SPON ADR    87160A100        7,157   581,900  SH        OTHER   01                581,900
TRIKON                        COM          896187408       9,979   679,756  SH        OTHER   01                679,756
THE STREET.COM INC.           COM         88368Q103        5,993 2,305,154  SH        OTHER   01              2,305,154
TYCO INTERNATIONAL            PUT          902124956      17,776   550,000  SH   PUT  OTHER   01                550,000

 /TEXT
 /DOCUMENT
 /SUBMISSION